Fathom OpCo Predecessor Period Acquisitions - Dahlquist - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 23, 2021	Dec. 16, 2020	Dec. 31, 2021
Business Acquisition [Line Items]
Business combination acquisition costs expensed	$ 19,010
Contingent consideration paid			$ 1,984
Dahlquist Machine, LLC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired		100.00%
Business combination acquisition costs expensed		$ 804
Payment of transaction fee to affiliate		$ 252
Contingent consideration paid			$ 2,600